DEFERRED REVENUE	12 Months Ended
Dec. 31, 2023
Disclosure of revenue from contracts with customers [Abstract]
DEFERRED REVENUE	Deferred Revenue
During 2019, the Company entered into a gold sale prepayment arrangement (the “2019 Prepay Arrangement”) with a syndicate of banks with a collar range of $1,300 to $1,500 per ounce. Pursuant to the 2019 Prepay Arrangement, the Company received a cash prepayment of $169.8 million in exchange for physically delivering 12,500 ounces of gold per month in 2022 for a total of 150,000 ounces. The cost of the 2019 Prepay Arrangement was 5.38% per annum. 150,000 ounces were physically delivered during the year ended December 31, 2022 in relation to the 2019 Prepay Arrangement and the Company received $30.0 million in cash in relation to the collar. All deliveries on the 2019 Prepay Arrangement were fulfilled as at December 31, 2022.
During 2021, the Company entered into further gold sale prepayment arrangements (the “2022 Prepay Arrangements”) at a weighted average cost of 4.45% per annum in respect of 150,000 gold ounces. These arrangements have an average forward contract price of $1,753 per ounce on 50,000 gold ounces and a collar range of $1,700 to $2,100 per ounce on 100,000 gold ounces. The Company received $236.0 million over the course of 2022 under the 2022 Prepay Arrangement and the requirement on the part of the Company is to physically deliver the agreed upon ounces to the counterparties over the course of 2024.
During 2023, the Company deferred the delivery of 6,250 ounces under the 2022 Prepay Arrangements from Q1 2024 to Q1 2025. The ounces that are deferred were previously funded at a price of $1,753 per ounce. The Company also entered into a further gold sale prepayment arrangement (the “2024 Prepay Arrangement”) at a weighted average cost of 11.3% per annum in respect of 31,250 gold ounces. This arrangement has an average forward contract price of $1,916 per ounce. The Company will receive $59.9 million over the course of the first quarter 2024 under the 2024 Prepay Arrangement and the requirement on the part of the Company is to physically deliver the agreed upon ounces to the counterparty over the course of the first quarter of 2025. The deferral and 2024 Prepay Arrangement have effectively deferred the delivery of 37,500 ounces under the 2022 Prepay Arrangements from Q1 2024 to Q1 2025.
These arrangements have been accounted for as contracts in the scope of IFRS 15 Revenue from Contracts with Customers whereby the cash prepayments are recorded as deferred revenue in the consolidated balance sheets when received and revenue is recognized as deliveries are made.
An interest cost, representing the financing component of the cash prepayment, was recognized as part of finance costs.
The following table summarizes the change in deferred revenue:

	Notes	2019 Prepay Arrangement	2022 Prepay Arrangements	Total
Balance, January 1, 2022		$189.7	$—	$189.7
Proceeds from gold prepayment		—	236.0	236.0
Revenue recognized		(195.0)	—	(195.0)
Finance costs	31	5.3	4.8	10.1
Balance, December 31, 2022		$—	$240.8	$240.8
Finance costs	31	—	10.8	10.8
Balance, December 31, 2023		$—	$251.6	$251.6
Current portion of deferred revenue		$—	$240.7	$240.7
Non-current deferred revenue		—	10.9	10.9
		$—	$251.6	$251.6